Loss Per Share - Schedule of Computation of Potentially Anti-Dilutive Securities (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	4,157,381	16,460,867	21,498,272